Supplemental information on oil and gas producing activities (Details 3)		12 Months Ended
		Dec. 31, 2017 gal	Dec. 31, 2016 gal bbl	Dec. 31, 2015 gal
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,598	1,849	2,084
Proved Reserves, Revisions of Previous Estimates	[1]	175	54	25
Proved Reserves, Improved Recovery		73	11	17
Proved Reserves, Purchases		4	0	0
Proved Reserves, Extensions, Discoveries, and Additions		43	27	24
Proved Reserves, Production		(234)	(235)	(251)
Closing balance		1,659	1,598	1,849
Proved developed reserves: Opening balance		1,329	1,470	1,618
Proved developed reserves: Closing balance		1,372	1,329	1,470
Proved undeveloped reserves: Opening balance		269	379	466
Proved undeveloped reserves: Closing balance		287	269	379
Gas [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		3,218	3,479	3,529
Proved Reserves, Revisions of Previous Estimates	[1]	294	23	225
Proved Reserves, Improved Recovery		4	1	3
Proved Reserves, Purchases		2	0	0
Proved Reserves, Extensions, Discoveries, and Additions		0	25	0
Proved Reserves, Production		(264)	(264)	(278)
Closing balance		3,254	3,218	3,479
Proved developed reserves: Opening balance		3,131	3,176	3,284
Proved developed reserves: Closing balance		3,158	3,131	3,176
Proved undeveloped reserves: Opening balance		87	303	245
Proved undeveloped reserves: Closing balance		96	87	303
Oil [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,033	1,239	1,465
Proved Reserves, Revisions of Previous Estimates	[1]	124	50	64
Proved Reserves, Improved Recovery		72	11	16
Proved Reserves, Purchases		3	0	0
Proved Reserves, Extensions, Discoveries, and Additions		44	22	24
Proved Reserves, Production		(188)	(189)	(202)
Closing balance		1,088	1,033	1,239
Proved developed reserves: Opening balance		779	913	1,042
Proved developed reserves: Closing balance		818	779	913
Proved undeveloped reserves: Opening balance		254	326	423
Proved undeveloped reserves: Closing balance		270	254	326

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in proved area), usually obtained from development drilling and production history or result from changes in economic factors.